COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

The Company has entered in a number of agreements with various consultants. Termination of any of these agreements could result in termination fees.

The Company leases its corporate office in Irvine, California on a one-year term. The Company recently moved into a new office and extended its lease from an expiration date of July 31, 2016 to December 31, 2016. Total rent expense related to the Company's operating lease for the year ended December 31, 2015 was $55,640. Total remaining payments on the lease through December 31, 2016 are $42,687.

The Company maintains employment agreements with certain key members of management. The agreements provide for minimum base salaries, eligibility for stock options, performance bonuses and severance payments.

The Company has entered in a number of agreements with various consultants. Termination of any of these agreements could result in termination fees.

Legal Proceedings

From time to time, claims are made against the Company in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur. In the opinion of management, the resolution of these matters, if any, will not have a material adverse impact on the Company’s financial position or results of operations.

We are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.